OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2013	2014

Government authorities	$218	$79
Prepaid expenses	558	604
Rent and motor leasing deposits	47	61
Others	78	43

	$901	$787